INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign	The following table summarizes income (loss) before income taxes:

(in thousands)	2025
Domestic	$(8,978)
Foreign	—

Total	$(8,978)

Schedule of Effective Income Tax Rates
The following is a reconciliation from the Company’s statutory rate to the effective tax rate reported in the financial statements:

	2025
(in thousands)	Amount	Rate
Statutory federal income tax rate	$(1,885)	21.0%
Tax credits (federal):
Orphan drug credit	(1,331)	14.8%
Other	(231)	2.6%
Valuation allowance	2,203	(24.5%)
Non-deductible or non-taxable items:
Share-based compensation	1,227	(13.7)%
Other adjustments	17	(0.2%)

Effective income tax rate	$—	0.0%

The Company’s effective income tax rates are different from the federal statutory tax rates in 2024 predominantly due to the valuation allowance, tax credits, and state taxes. A reconciliation of the effect of applying the federal statutory rate to the net loss and effective income tax rate are as follows:

2024
U.S. federal statutory income tax rate	21.0%
State income taxes, net of federal income tax benefit	5.4%
Tax credits	10.7%
Other	(2.9)%
Valuation allowance	(34.2)%

Effective income tax rate	—%

Schedule of Deferred Income Tax Benefits and Liabilities
The tax effect of temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases that give rise to deferred tax assets and liabilities are as follows at December 31, 2025 and 2024:

(in thousands)	2025	2024
Net operating loss carryforwards	$50,322	$45,973
Amortization	1,775	1,341
Section 174 capitalization	19,947	22,479
Research and development tax credits	25,701	24,047
Share-based compensation	2,405	2,654
Other	301	1,476

Total deferred tax assets	100,451	97,970
Valuation allowance	(100,451)	(97,970)

Net deferred tax assets	$—	$—